SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Total revenue	$ 8,496	$ 9,781
Concentrate Revenues From Contracts With Customers Silver [Member]
IfrsStatementLineItems [Line Items]
Total revenue	4,498	6,601
Concentrate Revenues From Contracts With Customers Lead [Member]
IfrsStatementLineItems [Line Items]
Total revenue	1,138	1,313
Concentrate Revenues From Contracts With Customers Zinc [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 2,860	$ 1,867